LONG-TERM INVESTMENTS - Statements of financial position - Other Information (Details) Rp / shares in Units, $ in Millions, Rp in Billions			12 Months Ended
	Sep. 18, 2014 IDR (Rp)	Apr. 29, 2014 IDR (Rp)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp) Rp / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp) Rp / shares	Dec. 31, 2015 IDR (Rp)	Dec. 31, 2013	May 31, 2013 Rp / shares
LONG-TERM INVESTMENTS
Price per share | Rp / shares									Rp 10,714
Assets				Rp 179,343	$ 14,607	Rp 198,185
Liabilities				(74,067)	$ (6,365)	(86,354)
Carrying amount of long-term investment				Rp 1,789		1,839	Rp 1,792
Indonusa
LONG-TERM INVESTMENTS
Percentage of ownership			15.67%
Indonusa
LONG-TERM INVESTMENTS
Increase of issued and fully paid capital		Rp 80
Metra | Indonusa
LONG-TERM INVESTMENTS
Percentage of ownership			4.33%
Melon
LONG-TERM INVESTMENTS
Percentage of ownership interest acquired				49.00%
Tiphone
LONG-TERM INVESTMENTS
Percentage of ownership			24.00%	24.43%
Purchase of interest in associates	Rp 1,395
Fair value of the investment				Rp 1,500		Rp 1,755
Price per share | Rp / shares				Rp 855		Rp 1,000
Assets				Rp 8,452		Rp 9,078
Liabilities				(5,010)		(5,362)
Equity (deficit)				3,442		3,716
Group’s proportionate share of net assets (24.43% in 2016 and 24.00% in 2017)				841		892
Goodwill				647		647
Carrying amount of long-term investment				Rp 1,488		1,539	1,404
Percentage of ownership interest acquired	25.00%
Indonusa
LONG-TERM INVESTMENTS
Percentage of ownership			20.00%	20.00%
Equity (deficit)				Rp (323)		(332)
Carrying amount of long-term investment				221		221	221
Percentage of ownership interest sold								80.00%
Others
LONG-TERM INVESTMENTS
Equity (deficit)				Rp (900)		(1,810)
Carrying amount of long-term investment						4	Rp 6
Unrecognized share of losses			Rp 56
Cumulative unrecognized share of losses						Rp 286